Financial Instruments - Summary of detailed information about hedges (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [line items]
Notional	$ 1,569.8
Financial liabilities	1,886.5	$ 2,408.7
Foreign exchange forward contract [member]
Disclosure of detailed information about hedges [line items]
Financial liabilities	$ 0.4	10.5
Foreign exchange collar contract [member]
Disclosure of detailed information about hedges [line items]
Financial liabilities		4.3
Hedges of net investment in foreign operations [member] | Foreign exchange forward contract [member]
Disclosure of detailed information about hedges [line items]
Notional		200.0
Financial liabilities		(10.5)
Value of the hedging instrument		(8.8)
Hedges of net investment in foreign operations [member] | Foreign exchange collar contract [member]
Disclosure of detailed information about hedges [line items]
Notional		50.0
Financial liabilities		(4.3)
Value of the hedging instrument		$ (2.2)